Document and Entity Information	Nov. 21, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 21, 2025
Entity File Number	001-39253
Entity Registrant Name	Opendoor Technologies Inc.
Entity Central Index Key	0001801169
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	30-1318214
Entity Address, Address Line One	410 N. Scottsdale Road
Entity Address, Address Line Two	Suite 1000
Entity Address, City or Town	Tempe
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85288
City Area Code	480
Local Phone Number	618-6760
Title of 12(b) Security	Common stock, $0.0001 par value per share
Trading Symbol	OPEN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false